Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Registrant Name	REGENERON PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	NY
Entity File Number	000-19034
Entity Tax Identification Number	13-3444607
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591-6707
Entity Address, Address Line One	777 Old Saw Mill River Road
Entity Address, City or Town	Tarrytown
City Area Code	914
Local Phone Number	847-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - par value $.001 per share
Trading Symbol	REGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000872589